Fair Value Measurements - Founder share valuation (Details) - Sep. 01, 2021	Total	USD ($)
Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares, measurement input	10.00
Estimated Term Remaining
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares, measurement input	1.58	1.58
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares, measurement input	14.2
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares, measurement input	0.15